Segment and geographic information - Business segments' results (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Segment Reporting Information [Line Items]
Non-interest revenue	¥ 309,666	¥ 317,266	¥ 632,075	¥ 703,067
Net interest revenue	29,749	30,237	56,368	59,470
Net revenue	339,415	347,503	688,443	762,537
Non-interest expenses	265,221	316,727	540,936	634,747
Income (loss) before income taxes	74,194	30,776	147,507	127,790
Retail [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	85,235	114,459	167,657	243,509
Net interest revenue	929	1,199	2,258	2,838
Net revenue	86,164	115,658	169,915	246,347
Non-interest expenses	71,754	78,913	146,840	158,703
Income (loss) before income taxes	14,410	36,745	23,075	87,644
Asset Management [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	21,962	22,637	46,131	47,272
Net interest revenue	(685)	217	1,080	2,499
Net revenue	21,277	22,854	47,211	49,771
Non-interest expenses	13,844	14,442	27,539	29,613
Income (loss) before income taxes	7,433	8,412	19,672	20,158
Wholesale [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	150,447	148,038	300,063	322,744
Net interest revenue	29,416	44,873	70,732	75,351
Net revenue	179,863	192,911	370,795	398,095
Non-interest expenses	140,596	184,282	284,886	369,795
Income (loss) before income taxes	39,267	8,629	85,909	28,300
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	52,022	32,132	118,224	89,542
Net interest revenue	89	(16,052)	(17,702)	(21,218)
Net revenue	52,111	16,080	100,522	68,324
Non-interest expenses	39,027	39,090	81,671	76,636
Income (loss) before income taxes	¥ 13,084	¥ (23,010)	¥ 18,851	¥ (8,312)